Components of accumulated other comprehensive loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges (Note 24b)	$ (394)	$ (1,175)	$ 336
Derivative And Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges (Note 24b)	(394)	(1,175)	336
Derivative And Non Derivative Financial Instruments [Member] | Jet Fuel Asian Call Options Contracts [Member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges (Note 24b)	(307)
Derivative And Non Derivative Financial Instruments [Member] | T Locks [Member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges (Note 24b)	(117)
Derivative And Non Derivative Financial Instruments [Member] | Interest Rates Cap [Member]
IfrsStatementLineItems [Line Items]
Net (loss) gain on cash flow hedges (Note 24b)	$ 30	$ (1,175)	$ 336